Accumulated Other Comprehensive Income (Loss) [Text Block]	6 Months Ended
Sep. 30, 2020
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss) [Text Block]
11.    ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The following table presents the changes in Accumulated OCI, net of tax and net of noncontrolling interests, for the six months ended September 30, 2019 and 2020:

	Six months ended September 30,
	2019	2020
	(in millions)
Accumulated other comprehensive income(loss), net of taxes:
Net unrealized gains (losses) on investment securities:
Balance at beginning of period	¥(369,369)	¥(344,785)
Net change during the period	82,908	54,116
Effect of adopting new guidance on measurement of credit losses on financial instruments	—	34

Balance at end of period	¥(286,461)	¥(290,635)

Net debt valuation adjustments:
Balance at beginning of period	¥(8,670)	¥45,502
Net change during the period	850	(59,324)

Balance at end of period	¥(7,820)	¥(13,822)

Net unrealized gains ( losses ) on derivatives qualifying for cash flow hedges:
Balance at beginning of period	¥(24,140)	¥(13,343)
Net change during the period	9,167	38,130

Balance at end of period	¥(14,973)	¥24,787

Defined benefit plans:
Balance at beginning of period	¥(208,273)	¥(337,918)
Net change during the period	(7,750)	27,625

Balance at end of period	¥(216,023)	¥(310,293)

Foreign currency translation adjustments:
Balance at beginning of period	¥326,183	¥230,127
Net change during the period	(205,047)	(184,264)

Balance at end of period	¥121,136	¥45,863

Balance at end of period	¥(404,141)	¥(544,100)

The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the six months ended September 30, 2019 and 2020:

	Six months ended September 30,
	2019			2020
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains on investment securities	¥157,642	¥(34,202)	¥123,440	¥83,444	¥(21,968)	¥61,476
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(45,354)	13,370	(31,984)	(1,055)	(238)	(1,293)

Net change	112,288	(20,832)	91,456	82,389	(22,206)	60,183
Net unrealized gains on investment securities attributable to noncontrolling interests			8,548			6,067

Net unrealized gains on investment securities attributable to Mitsubishi UFJ Financial Group			82,908			54,116

Net debt valuation adjustments:
Net debt valuation adjustments	1,067	(327)	740	(85,613)	26,214	(59,399)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	159	(49)	110	108	(33)	75

Net change	1,226	(376)	850	(85,505)	26,181	(59,324)
Net debt valuation adjustments attributable to noncontrolling interests			—			—

Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			850			(59,324)

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains on derivatives qualifying for cash flow hedges	6,748	(1,934)	4,814	51,002	(14,013)	36,989
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	5,843	(1,527)	4,316	1,388	(371)	1,017

Net change	12,591	(3,461)	9,130	52,390	(14,384)	38,006
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			(37)			(124)

Net unrealized gains on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			9,167			38,130

Defined benefit plans:
Defined benefit plans	(13,959)	3,917	(10,042)	26,092	(8,070)	18,022
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	2,169	(500)	1,669	13,617	(3,871)	9,746

Net change	(11,790)	3,417	(8,373)	39,709	(11,941)	27,768
Defined benefit plans attributable to noncontrolling interests			(623)			143

Defined benefit plans attributable to Mitsubishi UFJ Financial Group			(7,750)			27,625

Foreign currency translation adjustments:
Foreign currency translation adjustments	(224,257)	24,752	(199,505)	(214,725)	19,531	(195,194)
Reclassification adjustment for losses ( gains ) included in net income before attribution of noncontrolling interests	(2,208)	1,095	(1,113)	797	(245)	552

Net change	(226,465)	25,847	(200,618)	(213,928)	19,286	(194,642)
Foreign currency translation adjustments attributable to noncontrolling interests			4,429			(10,378)

Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			(205,047)			(184,264)

Other comprehensive loss attributable to Mitsubishi UFJ Financial Group			¥(119,872)			¥(123,717)

The following table presents
t
he effect of the reclassification of significant items out of
Accumulated
OCI on the
respective
line items of the accompanying condensed consolidated statements of income for the six months ended September 30, 2019 and 2020:

	Six months ended September 30,
	2019	2020
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale debt securities	¥(45,550)	¥(1,005)	Investment securities gains—net
Other	196	(50)

	(45,354)	(1,055)	Total before tax
	13,370	(238)	Income tax expense

	¥(31,984)	¥(1,293)	Net of tax

Net debt valuation adjustments	¥159	¥108	Equity in earnings of equity method investees—net

	159	108	Total before tax
	(49)	(33)	Income tax expense

	¥110	¥75	Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥4,408	¥1,236	Interest income on Loans, including fees
Foreign exchange contracts	1,433	152	Interest expense on Long-term debt or Foreign exchange losses—net
Other	2	—

	5,843	1,388	Total before tax
	(1,527)	(371)	Income tax expense

	¥4,316	¥1,017	Net of tax

Defined benefit plans
Net actuarial loss (1)	¥8,073	¥16,830	Other non-interest expenses
Prior service cost (1)	(2,882)	(2,137)	Other non-interest expenses
Gain on settlements and curtailment, and other (1)	(3,022)	(1,076)	Other non-interest expenses

	2,169	13,617	Total before tax
	(500)	(3,871)	Income tax expense

	¥1,669	¥9,746	Net of tax

Foreign currency translation adjustments	¥(4,976)	¥715	Other non-interest income
	2,768	82	Other non-interest expenses

	(2,208)	797	Total before tax
	1,095	(245)	Income tax expense

	¥(1,113)	¥552	Net of tax

Total reclassifications for the period	¥(39,391)	¥14,855	Total before tax
	12,389	(4,758)	Income tax expense

	¥(27,002)	¥10,097	Net of tax

Note:	(1)	These Accumulated OCI components are components of net periodic benefit cost. See Note 8 for more information.